MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT [Text Block]

10.   MINERAL PROPERTIES, PLANT AND EQUIPMENT

(a)    Mineral properties, plant and equipment comprise:

	Mineral properties	Plant	Machinery & equipment	Building	Transport & office equipment	Total
Cost

Balance at December 31, 2019	534,222	104,010	76,476	12,956	13,335	740,999

Additions	18,656	2,506	7,762	358	808	30,090
Disposals	-	(71)	(3,235)	-	(1,366)	(4,672)

Balance at December 31, 2020	$552,878	$106,445	$81,003	$13,314	$12,777	$766,417

Additions	40,261	2,838	15,435	1,623	2,113	62,270
Disposals	(81,740)	(11,098)	(9,298)	(1,492)	(2,845)	(106,473)

Balance at December 31, 2021	$511,399	$98,185	$87,140	$13,445	$12,045	$722,214

Accumulated amortization and impairment

Balance at December 31, 2019	489,763	92,196	50,765	9,860	10,082	652,666

Amortization	18,676	4,472	4,471	306	1,286	29,211
Impairments, net	1,896	(1,782)	310	-		424
Disposals	-	(71)	(2,424)	-	(1,344)	(3,839)

Balance at December 31, 2020	$510,335	$94,815	$53,122	$10,166	$10,024	$678,462

Amortization	15,614	3,393	4,947	352	1,202	25,508
Disposals	(81,180)	(10,000)	(8,624)	(1,324)	(2,825)	(103,953)

Balance at December 31, 2021	$444,769	$88,208	$49,445	$9,194	$8,401	$600,017

Net book value
At December 31, 2020	$42,543	$11,630	$27,881	$3,148	$2,753	$87,955
At December 31, 2021	$66,630	$9,977	$37,695	$4,251	$3,644	$122,197

Included in Mineral properties is $19,063 in acquisition costs for exploration properties and $10,311 for development properties (December 31, 2020 - $9,073 and $5,431 respectively).

The Company's Mexican operations are subject to an Environmental Royalty Tax of 0.5% of gross sales and in 2021, the Company recognized $950 in royalty expense for the Environmental Royalty (2020 - $692).

As of December 31, 2021, the Company has $8,524 committed to capital equipment purchases.

(b)    Guanaceví, Mexico

In 2005, the Company acquired mining properties and related assets to the Guanaceví silver-gold mines located in the state of Durango, Mexico. Certain concessions in the district retained a 3% net proceeds royalty on future production. In 2021, the Company had no royalty expense on these properties (2020 - $nil).

These properties and subsequently acquired property concessions in the Guanaceví district are maintained with nominal property tax payments to the Mexican government.

On July 5, 2019, the Company acquired a 10 year right to explore and exploit the El Porvenir and El Curso properties from Ocampo Mining S.A. de C.V. ("Ocampo"). The Company has agreed to meet certain minimum production targets from the properties, subject to various terms and conditions, and pay Ocampo a $12 dollar fixed per tonne production payment plus a floating net smelter return ("NSR") royalty based on the spot silver price as follows:

•     4% NSR when the silver price obtained is less than or equal to $15 dollars per oz

•     9% NSR when the silver price obtained is greater than $15 dollars and up to $20 dollars per oz

•     13% NSR when the silver price obtained is greater than $20 dollars and up to $25 dollars per oz

•     16% NSR when the silver obtained is greater than $25 dollars per oz

Both properties cover extensions of the Guanaceví ore bodies with the El Porvenir concession adjacent to the Company's operating Porvenir Norte mine and the El Curso concession adjacent to the Company's Porvenir Cuatro mine. On December 12, 2021, the Company executed an amendment to the agreement whereby two additional properties, adjacent to the existing and historic mine workings were included in the existing agreement. In 2021, the Company expensed $12,532 in per tonne production charges and royalties on these properties (2020 - $6,989).

(c)    Bolañitos, Mexico

In 2007, the Company acquired the exploitation contracts, mining properties and related assets to the Bolañitos silver-gold mines located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico.

The Company holds various property concessions in the Guanajuato District that it maintains with nominal property tax payments to the Mexican government.

(d)    El Compas, Mexico

In August, 2021, the Company suspended mining and milling operations at El Compas and mining equipment and key talent were transferred within the Company to Bolañitos and Terronera. The associated suspension costs were $1,367, including $870 in severance. Management is currently evaluating its alternatives for the asset.

Veta Grande Properties

On April 24, 2017, the Company entered into a definitive agreement with Impact Silver Corp. ("Impact Silver") to acquire a 100% interest in Impact Silver's Veta Grande properties, located in the Zacatecas state, Mexico ("the agreement"). On June 5, 2017, Endeavour paid $500 through the issuance of 154,321 common shares.

Calicanto Properties

On July 21, 2016, the Company entered into a definitive agreement with Compania Minera Estrella de Plata SA de CV. ("Compania Minera Estrella") to acquire a 100% interest, subject to a 3% NSR, in Compania Minera Estrella's Calicanto properties, located in the Zacatecas state, Mexico. On February 1, 2017, Endeavour completed the purchase with a payment of $400 and in 2018 exercised an option to purchase the 3% NSR for $45.

On September 8, 2017, the Company entered into a concession division agreement with Capstone Mining Corp. ("Capstone") whereby the Company has the right to explore and mine for precious metals above 2,000 metres above sea level on Capstone's Toro del Cobre concessions, which is adjacent to Calicanto. In return, the Company has granted Capstone the right to explore and mine for base metals below the elevation of 2,000 metres above sea level. Capstone has granted the Company a 1% NSR on all Capstone base metal production from on Endeavour property and Endeavour has granted Capstone a 1% NSR on all Endeavour precious metal production on Capstone property. During 2021, the Company earned $542 in royalties from Capstone.

(e)    El Cubo, Mexico

On March 17, 2021, the Company signed a definitive agreement to sell its El Cubo mine and related assets to Guanajuato Silver Company Ltd. ("GSilver") (formerly known as VanGold Mining Corp. ("VanGold")) for $15.0 million in consideration composed of cash and share payments plus additional contingency payments. On April 9, 2021, GSilver purchased the El Cubo assets for the following consideration:

Per the terms of the agreement, GSilver agreed to pay $15.0 million for the El Cubo assets. The Company has received total gross consideration of $19.7 million as follows:

•       $0.5 million cash down-payment

•       $7.0 million cash on closing

•       $9.8 million paid in shares with 21,331,058 shares of GSilver with fair value of CAN$0.58 per share on April 9, 2021.  Total fair value of the shares at the time of agreement was $5.0 million priced at CAN$0.30.

•       $2.4 million paid by unsecured promissory note with face value $2.5 million due and payable April 9, 2022.

GSilver has also agreed to pay the Company up to an additional $3.0 million in contingent payments, for which the Company has not recorded any consideration, based on the following events:

•       $1.0 million upon GSilver producing 3.0 million silver equivalent ounces from the El Cubo mill

•       $1.0 million if the price of gold closes at or above $2,000 dollars per ounce for 20 consecutive days within two years after closing

•       $1.0 million if the price of gold closes at or above $2,200 dollars per ounce for 20 consecutive days prior to April 9, 2023.

During the period ended March 31, 2021, the El Cubo mine project, consisting of the land rights, plant, buildings and the related reclamation liability were re-classified to current assets and liabilities as "assets held for sale" and "liabilities held for sale" . Immediately prior to the classification to assets and liabilities held for sale, the carrying amounts of the land rights, plant and building were remeasured and the historical gross impairments of $216.9 million net of depletion and depreciation of $200.1 million, were reversed resulting in a $16.8 million impairment reversal. The reclamation provision for the El Cubo mine of $4.6million was transferred to GSilver upon acquisition of the related mining concessions. The Company has recognized a $5.8 million gain on the disposal of the El Cubo mine and related assets in the year ended December 31, 2021.

On November 16, 2021 the Company arranged for early payment of the $2.5 million promissory note. In consideration for the early payment, the Company has agreed to reduce the principal amount of the note by $25,000 and settle the Mexican value added tax payable on the purchase price for El Cubo represented by the note for 901,224 common shares of GSilver.

(f)    Terronera, Mexico

In February 2013, the Company acquired an option to purchase a 100% interest in theTerronera properties located in Jalisco, Mexico, by paying a total of $2,750 over three years. The Company is required to pay a 2% NSR royalty on any production from the Terronera properties.

On September 23, 2020, the Company entered into an option agreement to acquire a 100% interest in the La Sanguijuela property, located adjacent to the existing Terronera properties. The agreement requires payments totaling $550 over a four-year period with the Company required to pay a 2% NSR on any production from the property.

These properties and subsequently acquired property concessions in the Terronera district are maintained with nominal property tax payments to the Mexican government.

During 2021, the Company completed a Feasibility Study on the Terronera Project and based on an assessment of the economic viability of extracting mineral resources at Terronera, it was reclassified from an exploration and evaluation asset to a development asset (See Note 22).

(g)    Parral Properties

On September 13, 2016, the Company entered into a definitive agreement with SSR Mining Inc. ("SSR") formerly known as Silver Standard Resources Inc., to acquire a 100% interest in SSR's Parral properties, located in the historic silver mining district of Hidalgo de Parral in southern Chihuahua state, Mexico. On October 31, 2016, Endeavour paid $5,300 through the issuance of 1,198,083 common shares.

In addition, the Company committed to spending $2,000 (completed in 2018) in exploration on two of the properties (the San Patricio and La Palmilla properties) over the two-year period following the closing of the transaction. SSR also retained a 1% net smelter returns royalty on production from the San Patricio and La Palmilla properties. On November 18, 2021 the Company and SSR entered into an agreement whereby the Company purchased the royalties from SSR for $530.

(h)    Guadalupe Y Calvo, Mexico

In 2012, the Company acquired the Guadalupe Y Calvo exploration project in Chihuahua, Mexico.

In 2014, the Company acquired the La Bufa exploration property, which is adjacent to the Guadalupe y Calvo exploration property in Chihuahua, Mexico. The property is subject to a 2% net smelter return royalty on mineral production.

On January 27, 2021, the Company granted an option to purchase the Guadalupe Y Calvo project to Ridgestone Mining Inc. ("Ridgestone") whereby Ridgestone has the right to acquire a 100% interest in the project through payments totaling $1.5 million over a 4 year period and issuing $1.75 million in shares, plus a requirement to spend $0.75 million in exploration expenditures. The Company will retain a 2% NSR with a provision for Ridgestone to buy back the 2% NSR for $2.0 million prior to the commencement of commercial production.

These properties and subsequently acquired property concessions acquired by the Company in the district are maintained with nominal property tax payments to the Mexican government.

(i)    Exploration projects, Chile

Cerro Marquez - Las Palcas

In October 2016, the Company entered into an option agreement with Minera Cerro Marquez to acquire 100% interest in the Las Palcas project in Santiago, Chile for a total of $2.5 million to be paid over a four year period with the final payment of $2.3 million due in October 2020. The interest is subject to a net smelter return ("NSR") royalty of 2% with the Company entitled purchase the royalty for $1.2 million for each 1% of the NSR. In October 2020, the Company signed an addendum agreement and paid $0.2 to defer the final payment to October 2021. The addendum also extended by one year the Company's commitment to spend $1.5 million on exploration expenses in the property within forty-eight months from the date of the option agreement. In October 2021, the Company elected to not proceed with the final payment and the carrying value of $470 has been written off.

Aida Properties

In July 2018, the Company entered into an option agreement to acquire 100% interest in the Aida properties: Patricia II, Patricia III and SLM Ignacia located in Chile for a total of $3.2 million to be paid over a five-year period. The properties are subject to a 2% NSR with the right to buy the NSR for each of the properties for $2.0 million. Payments totaling $0.4 million for 2018 and 2019 have been made but the 2020 and 2021 payments totaling $0.8 million have been postponed until the Company receives certain environmental permits.

Paloma Properties

In December 2018, the Company signed an option agreement to acquire up to a 70% interest in the Paloma project in Antofagasta province, Chile. The Company can acquire its initial 51% interest by paying $0.75 million and spending $5.0 million over five years with the final payment due in 2023, followed by a second option to acquire 70% by completing a Preliminary Economic Assessment and a Preliminary Feasibility Study. The property is subject to a 2% NSR.

(j)    Acquisition of Bruner Gold Project

On July 14, 2021, the Company entered into a definitive agreement with Canamex Gold Corp. ("Canamex") to acquire a 100% interest in Canamex's Bruner Gold Project, a gold exploration property, located in Nye County, Nevada, approximately 180 kilometers southeast of Reno. The property is subject to pre-existing royalties, some of which can be repurchased. The Company completed the acquisition on August 31, 2021. Under the terms of the agreement, the Company paid $10 million in cash for a 100% interest in the Bruner Gold project which includes mineral claims, mining rights, property assets, water rights and government authorization and permits. Management determined that the acquisition of Bruner Gold Project did not meet the definition of a business in accordance with IFRS 3 Business Combinations, as it did not have the inputs, processes and outputs required to meet the definition of a business. Accordingly, the acquisition has been accounted for as an asset acquisition resulting in the recognition of a mineral property asset with the fair market value of $10.1 million, including $0.1 million of acquisition costs.

(k)    Acquisition of the Pitarrilla Project

Subsequent to December 31, 2021, on January 17, 2022, the Company has entered into a definitive agreement to purchase the Pitarrilla project in Durango State, Mexico, by acquiring all of the issued and outstanding shares of SSR Durango, S.A. de C.V. from SSR Mining Inc. for total consideration of US$70 million (consisting of $35 million in Company's shares and a further $35 million in cash or in the Company's shares at the election of SSR Mining and as agreed to by the Company) and a 1.25% net smelter returns royalty. SSR Mining retains a 1.25% NSR Royalty in Pitarrilla. Endeavour will have matching rights to purchase the NSR Royalty in the event SSR Mining proposes to sell it.